Average Annual Total Returns - Payden Cash Reserves Money Market Fund	Feb. 28, 2021
Lipper Government Money Market Average
Average Annual Return:
1 Year	1.60%
5 Years	0.68%
10 Years	0.35%
Investor Class
Average Annual Return:
1 Year	0.32%
5 Years	6.94%
10 Years	0.48%